MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

January 10, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust XVI (the “Trust”) (formerly, MFS Growth Opportunities Fund) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Global Tactical Allocation Fund (the “New Fund”); Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 48 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 47 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information (“SAI”) of the Fund, which have not been marked.

This Amendment is being filed in order to register the New Fund as a series of the Trust, and accordingly, the anticipated effective date is the 75th day after filing (March 26, 2011).

If you have any questions concerning the foregoing, please call Karen Ray at (617) 954-5801.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn

Enclosures